S000021579 [Member] Investment Objectives and Goals - S000021579 [Member]	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.